INVESTMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets measured at Fair Value
Trading securities:	$ 7	$ 15
Available-for-sale securities:	1,535,006	1,453,961
Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities:	6,697	1,557
US Government Agencies Debt Securities [Member]
Assets measured at Fair Value
Available-for-sale securities:	113,819	102,213
Equities
Assets measured at Fair Value
Available-for-sale securities:	388,689	321,897
Fair value measured on recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets measured at Fair Value
Available-for-sale securities:	388,689	321,897
Total assets at fair value	388,689	321,897
Fair value measured on recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equities
Assets measured at Fair Value
Available-for-sale securities:	388,689	321,897
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2)
Assets measured at Fair Value
Trading securities:	7	15
Available-for-sale securities:	1,146,317	1,132,064
Total assets at fair value	1,146,324	1,132,079
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed:
Assets measured at Fair Value
Trading securities:	7	15
Available-for-sale securities:	248,986	254,141
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | ABS/CMO:
Assets measured at Fair Value
Available-for-sale securities:	56,953	49,915
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities:	6,697	1,557
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | US Treasury Securities [Member]
Assets measured at Fair Value
Available-for-sale securities:	16,172	15,824
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | US Government Agencies Debt Securities [Member]
Assets measured at Fair Value
Available-for-sale securities:	113,819	102,213
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Corporates
Assets measured at Fair Value
Available-for-sale securities:	467,100	471,376
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Municipals
Assets measured at Fair Value
Available-for-sale securities:	236,590	237,038
Fair value measured on recurring basis | Total
Assets measured at Fair Value
Trading securities:	7	15
Available-for-sale securities:	1,535,006	1,453,961
Total assets at fair value	1,535,013	1,453,976
Fair value measured on recurring basis | Total | Mortgage-backed:
Assets measured at Fair Value
Trading securities:	7	15
Available-for-sale securities:	248,986	254,141
Fair value measured on recurring basis | Total | ABS/CMO:
Assets measured at Fair Value
Available-for-sale securities:	56,953	49,915
Fair value measured on recurring basis | Total | Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities:	6,697	1,557
Fair value measured on recurring basis | Total | US Treasury Securities [Member]
Assets measured at Fair Value
Available-for-sale securities:	16,172	15,824
Fair value measured on recurring basis | Total | US Government Agencies Debt Securities [Member]
Assets measured at Fair Value
Available-for-sale securities:	113,819	102,213
Fair value measured on recurring basis | Total | Corporates
Assets measured at Fair Value
Available-for-sale securities:	467,100	471,376
Fair value measured on recurring basis | Total | Municipals
Assets measured at Fair Value
Available-for-sale securities:	236,590	237,038
Fair value measured on recurring basis | Total | Equities
Assets measured at Fair Value
Available-for-sale securities:	$ 388,689	$ 321,897